The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Columbia Variable Portfolio – Cash Management Fund, Columbia Variable Portfolio – Emerging Markets Fund, Variable Portfolio – Holland Large Cap Growth Fund, Variable Portfolio – Invesco International Growth Fund and Variable Portfolio – Sit Dividend Growth Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 12, 2016 (Accession No. 0001193125-16-461608), which is incorporated herein by reference.